Parnassus Core Select ETF

Portfolio of Investments as of September 30, 2026 (unaudited)

		$
Equities	Shares	Market Value ($)

Banks (2.4%)

Bank of America Corp.	76,758		4,177,938

Capital Markets (5.7%)

Intercontinental Exchange Inc.	35,001		5,321,202

S&P Global Inc.	12,394		4,889,061

			10,210,263

Chemicals (2.8%)

Linde plc	10,651		5,055,497

Commercial Services & Supplies (3.8%)

Waste Management Inc.	33,203		6,770,756

Construction Materials (2.6%)

Vulcan Materials Co.	18,498		4,525,166

Diversified Financial Services (3.2%)

Mastercard Inc., Class A	10,163		5,604,590

Electrical Equipment (2.6%)

Hubbell Inc., Class B	10,092		4,577,731

Health Care Equipment & Supplies (1.9%)

Stryker Corp.	12,547		3,455,318

Hotels, Restaurants & Leisure (3.2%)

DoorDash Inc., Class Aq	30,860		5,664,353

Interactive Media & Services (11.0%)

Alphabet Inc., Class A	42,057		14,470,973

Meta Platforms Inc., Class A	7,151		5,185,762

			19,656,735

	$		$

Life Sciences Tools & Services (5.7%)

Danaher Corp.		46,100		10,213,455

Machinery (4.5%)

Deere & Co.		11,787		7,915,560

Multiline Retail (6.5%)

Amazon.com Inc.[q]		46,118		11,490,300

Pharmaceuticals (2.2%)

Eli Lilly & Co.		3,431		3,969,941

Semiconductors & Semiconductor Equipment (14.6%)

Applied Materials Inc.		16,102		8,234,241

Broadcom Inc.		8,781		3,083,799

NVIDIA Corp.		64,163		14,653,546

				25,971,586

Software (13.5%)

Microsoft Corp.		39,017		20,011,819

Synopsys Inc.[q]		8,945		3,890,538

				23,902,357

Specialty Retail (4.6%)

AutoZone Inc.[q]		1,406		3,979,008

The Home Depot Inc.		14,698		4,181,434

				8,160,442

Technology Hardware, Storage & Peripherals (4.0%)

Apple Inc.		21,329		7,102,984

Trading Companies & Distributors (4.9%)

Ferguson Enterprises Inc.		17,975		4,001,595

WW Grainger Inc.		3,821		4,760,049

				8,761,644

Total investment in equities (99.7%) (cost $162,054,908)				177,186,616

	$	$		$		$
Short-Term Securities	Interest Rate	Maturity Date		Principal Amount ($)		Market Value ($)

Time Deposits (0.3%)

JPMorgan Chase, New York	3.23%		10/01/2026		619,307		619,307

Total short-term securities (0.3%) (cost $619,307)							619,307

Total securities (100.0%) (cost $162,674,215)							177,805,923

Other assets and liabilities (0.0%)							(10,700)

Total net assets (100.0%)							177,795,223

q	This security is non-income producing.

plc	Public Limited Company